ACCOUNTS RECEIVABLE AND CUSTOMER DEPOSITS	12 Months Ended
Dec. 31, 2020
CUSTOMER DEPOSITS
ACCOUNTS RECEIVABLE AND CUSTOMER DEPOSITS

NOTE 4. ACCOUNTS RECEIVABLE AND CUSTOMER DEPOSITS

Our accounts receivable consisted of the following:

	December 31,
	2020	2019
Accounts receivable	$354,790	$196,204
Less: Allowance for doubtful accounts	(27,000)	(111,000)
Total	$327,790	$85,204

We record bad debt expense when we conclude the credit risk of a customer indicates the amount due under the contract is not collectible. We recorded bad debt expense of $140,465, of which $15,465 was related to accounts receivable and the remaining amount is in relation to our notes receivable, and $103,182 respectively, during the years ended December 31, 2020 and 2019.

Our customer deposit liability had the following activity:

Amount
Balance as of December 31, 2018	$308,111
Additional deposits received	2,252,416
Less: Deposits recognized as revenue	(1,997,724)
Balance as of December 31, 2019	562,803
Additional deposits received	4,316,761
Less: Deposits recognized as revenue	(4,206,433)
Less: Refunds to customers	(155,200)
Balance as of December 31, 2020	$517,931